Employee Benefits (Summary of Remeasurement of Defined Benefit Plans) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Principal Pension Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	$ 106	$ 152	$ 541	$ 310
Remeasurement gain/(loss) - return on plan assets less interest income	(51)	(177)	(472)	(361)
Changes in asset limitation and minimum funding requirement	(11)	0	(11)	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	44	(25)	58	(51)
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	9	4	27	9
Remeasurement gain/(loss) - return on plan assets less interest income	0	0	0	0
Changes in asset limitation and minimum funding requirement	0	0	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	9	4	27	9
Other Pension Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	8	4	15	8
Remeasurement gain/(loss) - return on plan assets less interest income	0	0	0	0
Changes in asset limitation and minimum funding requirement	0	0	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	$ 8	$ 4	$ 15	$ 8